Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expense	$ 3,436,595	$ 2,438,630
Affordable Housing Limited Partnerships [Member]
Income tax expense	595,566	496,591
Carrying Value Limited Partnerships Investment	7,500,000	8,100,000
Tax Credits	698,450	698,450
CFS
Investment in other assets	$ 6,800,000	5,000,000.0
Ownership percentage	100.00%
Recognized income	$ 1,800,000	1,200,000
NMTC Equity Investment
Amortization expense	255,916	251,934
Carrying Value Limited Partnerships Investment	1,500,000	1,700,000
Tax Credits	$ 300,000	$ 300,000